Share-Based Compensation - Share-Based Compensation Expense - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Accelerated share-based compensation expenses	$ 1,700,000	$ 0